Income tax (Tables)	12 Months Ended
Sep. 30, 2022
Income tax
Summary of income tax

	2022	2021	2020
	$'000	$'000	$'000
The tax (charge)/credit on the profit/(loss) on ordinary activities for the year was as follows:
Current tax
Current tax credit/(charge)	—	—	—
Deferred Tax	—	—	569
Income tax	—	—	569

Summary of factors affecting tax charge/credit for the year

	2022	2021	2020
	$'000	$'000	$'000
Profit / (Loss) from continuing operations	65,075	(271,729)	(1,137)
Tax at the applicable rate of 19% (2021 – 19%, 2020 – 19%)	12,364	(51,629)	(216)
Tax effect of income and expenses that are not taxable / deductible in determining profit	—	—
Disallowable expenditure	318	755	24
Difference in tax rate between UK and other jurisdictions	668	—	—
Fixed asset timing differences	—	—	(852)
Other differences	6	—	—
Unutilised losses	—	3,103	1,421
Difference in rates between current and deferred tax	(1,527)	—	—
Unutilised tax losses on which deferred tax is not recognised	6,077	1,991	192
Deferred tax not recognised in respect of share options	4,399	—	—
R&D tax credit	—	33	—
Additional deduction for R&D	—	(1,105)	—
Remeasurement of R&D	—	(1,322)	—
Fair valuation of warrants	(22,305)	18,637	—
Reverse acquisition expense	—	29,537	—
Total tax	—	—	569